Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.51%
Corporate Revenue Bonds — 22.22%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$2,070,040
Anuvia, Florida
144A 5.00% 1/1/29 #	127,762	95,822
Arizona Industrial Development Authority Revenue
(Legacy Cares Inc. Project) Series A 144A 7.75% 7/1/50 #	15,330,000	17,141,853
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	34,190,000	39,634,074
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	7,542,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,493,024
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,412,500
Children's Trust Fund, Puerto Rico
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	179,037
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed) Series D 0.122% 6/15/55 ^	250,000,000	22,142,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.536% 6/1/60 #, ^	192,305,000	9,705,633
Florida Development Finance Corporation Solid Waste Disposal Revenue
(Waste Project USA) 3.00% 6/1/32 (AMT)	2,000,000	2,100,940
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	15,243,649
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	4,062,840
NQ-425 [5/21] 7/21 (1710597)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	$9,050,241
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel First) Series A 4.00% 1/1/54	4,000,000	4,670,800
(Convention Center Hotel Second) Series B 144A 5.00% 1/1/54 #	5,000,000	5,927,000
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,142,480
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.548% 6/1/47 ^	30,145,000	6,709,976
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	12,363,960
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,330,510
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,018,800
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,265,862
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	7,035,000	6,687,260
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	23,775,868
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	10,261,805
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	44,622
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,310,000
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 0.186% 6/1/61 ^	487,500,000	23,741,250
2    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	$2,492,250
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,238,120
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,425,600
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,220,108
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	1,000,000	969,450
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	518,634
New York Transportation Development
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,255,550
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT) #	747,000	747,000
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,796,010
Plaza at Noah's Ark Community Improvement District
(City of Saint Charles, Missouri)
3.00% 5/1/30	625,000	633,206
3.125% 5/1/35	500,000	501,380
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,139,000
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,122,160
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	13,039,540
5.25% 12/1/27	2,235,000	2,781,659
NQ-425 [5/21] 7/21 (1710597)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/28	1,050,000	$1,332,481
5.50% 12/1/29	765,000	1,002,211
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,767,171
Southern Ohio Port Authority
(PureCycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	2,500,000	2,831,875
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,283,800
144A 6.35% 7/1/40 #	3,600,000	4,693,608
Series B 144A 6.10% 12/1/40 #, •	1,630,000	2,092,594
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	766,915
Series C 5.00% 2/1/27	2,940,000	3,535,262
TSASC, New York
Series A 5.00% 6/1/41	705,000	824,399
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,149,680
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,220,375
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,010,280
Series C 2.243% 6/1/47 ^	71,975,000	16,824,156
Series D 2.567% 6/1/47 ^	151,255,000	34,472,527
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,600,000
		366,411,347
Education Revenue Bonds — 15.83%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,569,120
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,489,754
144A 6.00% 7/1/47 #	4,735,000	5,756,718

4    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	$851,798
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	551,700
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,534,080
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,623,972
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,082,660
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	658,875
Series A 144A 5.50% 5/1/48 #	1,500,000	1,724,445
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,419,774
144A 5.75% 2/1/49 #	2,700,000	2,954,313
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,395,560
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	13,980,000	22,123,350
Series V-2 2.25% 4/1/51	4,275,000	4,288,423
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,554,040
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,451,915
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,740,409
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,302,875
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,531,485
California Public Finance Authority
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	2,081,180
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	665,513
NQ-425 [5/21] 7/21 (1710597)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/40 #	605,000	$687,867

(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	937,270
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,829,950
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,796,655
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,099,430
Series A 6.00% 10/1/49	720,000	794,434
California State University
(Systemwide) Series A 5.00% 11/1/26	2,000,000	2,479,740
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,932,197
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,691,655
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	6,772,980
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	923,479
Series A 5.625% 2/1/45	1,500,000	1,588,635

(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,871,356
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	9,206,000
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(University Student Housing, LLC Project at West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,299,902
6    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	$2,215,220
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,638,870
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,229,358
144A 5.00% 12/1/55 #	1,720,000	1,864,687

(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	537,885
(Windsor Charter Academy Project) Series 2016 5.00% 9/1/36	1,000,000	1,006,410
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,051,390
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,170,740
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	613,687
Series A 5.50% 1/1/44	2,000,000	2,180,500
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	954,480
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	783,797
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	648,622
Series A 6.75% 7/1/48	529,150	581,864

(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,086,030
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	3,141,908
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,014,320
NQ-425 [5/21] 7/21 (1710597)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	$1,035,120
(Rogers Park Montessori)
6.00% 2/1/34	675,000	729,682
6.125% 2/1/45	1,800,000	1,932,840
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	3,927,000
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,010,090
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,577,825
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,403,012
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,537,035
(Lincoln Preparatory School Project) Series A 144A 5.25% 6/1/60 #	2,000,000	2,173,400
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,906,817
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,899,274
Series A 144A 6.00% 6/15/52 #	1,530,000	1,735,586
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,105,960
Series A 144A 6.00% 9/15/45 #	1,000,000	1,101,340
8    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	$2,182,300
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	901,143
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,788,984
Series A 144A 5.125% 12/15/45 #	2,515,000	2,783,904
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,329,712
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,152,409
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,423,233
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,666,080
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,701,007
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,372,520
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,187,080
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,031,170
5.625% 9/1/42	600,000	618,504

(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	460,404
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,659,976
144A 5.00% 6/15/52 #	1,400,000	1,425,032
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	535,595
144A 5.75% 5/1/50 #	2,530,000	2,711,477
NQ-425 [5/21] 7/21 (1710597)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	$2,706,350
144A 5.00% 7/1/55 #	2,500,000	2,691,125
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	836,797
Series A 5.00% 8/15/46	1,000,000	1,090,600
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,016,105
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,555,897
Series A 5.75% 12/1/48	2,576,272	2,539,431
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	505,000	543,845
Series A 144A 5.00% 6/15/39 #	500,000	545,435
Series A 144A 5.00% 6/15/49 #	1,100,000	1,186,625
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,671,900
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,719,872
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	33,748,228
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,114,590
Series A 144A 5.00% 6/15/50 #	2,200,000	2,421,408
10    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	$3,751,436
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,072,040
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,003,350
Yonkers, New York Economic Development Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	530,779
		261,047,365
Electric Revenue Bonds — 4.24%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,944,880
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	8,248,863
Series A 5.05% 7/1/42 ‡	4,590,000	4,394,925
Series A 6.75% 7/1/36 ‡	1,500,000	1,471,875
Series AAA 5.25% 7/1/25 ‡	925,000	888,000
Series AAA 5.25% 7/1/26 ‡	1,030,000	988,800
Series AAA 5.25% 7/1/27 ‡	5,330,000	5,116,800
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,156,800
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,304,000
Series WW 5.00% 7/1/28 ‡	3,405,000	3,260,288
Series WW 5.25% 7/1/25 ‡	1,530,000	1,468,800
Series WW 5.25% 7/1/33 ‡	830,000	796,800
Series WW 5.50% 7/1/38 ‡	9,325,000	8,975,312
Series XX 4.75% 7/1/26 ‡	920,000	877,450
Series XX 5.25% 7/1/40 ‡	9,795,000	9,403,200
Series XX 5.75% 7/1/36 ‡	5,840,000	5,635,600
Series ZZ 4.75% 7/1/27 ‡	760,000	724,850
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,224,000
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,924,800
NQ-425 [5/21] 7/21 (1710597)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	$3,175,754
		69,981,797
Healthcare Revenue Bonds — 20.38%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,082,240
Series A 8.00% 10/1/46	1,500,000	1,621,290
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,658,581
Series B 5.25% 1/1/37	420,000	337,277

(Senior Living, LLC Project 4th Tier) Series D 7.25% 1/1/52	7,410,000	5,721,557
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	2,629,306
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	950,742
Series B 5.125% 1/1/54	1,130,000	1,108,010
(Great Lakes Senior Living Communities LLC Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	903,200
Series C 144A 5.50% 1/1/54 #	4,000,000	3,635,760

(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,168,650
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	5,105,000	5,251,616
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	155,488
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,980,610
12    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.75% 6/1/35	1,500,000	$1,600,335
5.75% 6/1/45	2,500,000	2,623,625
6.00% 6/1/50	2,650,000	2,800,626
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,381,702
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,293,912
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	505,635
Series A 144A 6.875% 1/1/42 #	1,500,000	1,514,445

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	583,435
California Public Finance Authority
(Enso Village Project)
Series A 144A 5.00% 11/15/36 #	500,000	573,700
Series A 144A 5.00% 11/15/46 #	500,000	559,080
Series A 144A 5.00% 11/15/56 #	700,000	775,663
Series B-1 144A 3.125% 5/15/29 #	1,000,000	1,010,160
Series C 144A 2.875% 5/15/27 #	715,000	715,257
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	5,078,835
Series A 144A 5.50% 12/1/58 #	5,000,000	5,941,200
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,183,640
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,240,300
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	2,657,400
NQ-425 [5/21] 7/21 (1710597)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	$1,039,023
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,105,320
Series A 5.375% 11/15/55	1,000,000	1,108,260
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #, ‡	3,500,000	2,484,055
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,674,975
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,985,000	2,026,308
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	537,185
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	776,828
Series A 144A 5.75% 12/1/35 #	1,150,000	1,187,145
Series A 144A 6.125% 12/1/45 #	1,200,000	1,243,992
Series A 144A 6.25% 12/1/50 #	560,000	582,170
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.25% 1/1/27	1,275,000	1,299,072
5.25% 1/1/32	1,265,000	1,284,898
5.25% 1/1/41	1,005,000	1,018,648
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,700,800
5.50% 2/15/52	4,655,000	5,527,952
5.50% 2/15/57	6,365,000	7,542,461
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,116,270
Series A 5.25% 9/1/29	500,000	566,735
Series A 5.25% 9/1/44	2,000,000	2,234,960
14    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	490,000	$527,833
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	840,242
5.25% 11/15/51	1,350,000	1,356,939
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,054,160
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,579,232
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 5.00% 3/1/33	485,000	604,450
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	482,232
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	932,976
5.25% 5/15/54	5,600,000	5,749,352
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,403,725
Series A 144A 5.60% 1/1/56 #	2,630,000	2,482,589
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,832,513
5.25% 8/1/55	2,500,000	2,617,900
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,400,000	1,508,150
NQ-425 [5/21] 7/21 (1710597)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,352,693
5.75% 11/15/45	2,500,000	2,568,925
5.75% 11/15/50	1,600,000	1,640,912
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,288,450
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,600,300
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,714,250
Series A 5.75% 8/15/55	1,500,000	1,619,940
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,423,500
Series A 5.00% 1/1/55	2,635,000	2,503,566
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,008,090
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	5,819,713
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,808,575
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,670,791
5.375% 1/1/50	6,250,000	6,715,000
Series A 5.375% 1/1/51	2,000,000	2,183,840
16    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	$9,140,305
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,588,796
Series A 144A 5.625% 7/1/46 #	1,000,000	1,057,590
Series A 144A 5.75% 7/1/54 #	2,000,000	2,120,200
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	690,360
Series A1 5.00% 7/1/51	1,575,000	1,640,095
Series B 4.00% 7/1/31	635,000	520,548
Series B 4.75% 7/1/51	1,915,000	1,335,559
Series C 5.00% 7/1/31	250,000	214,255
Series C 5.25% 7/1/36	350,000	286,969
Series C 5.75% 7/1/51	2,250,000	1,753,717
Series D 6.00% 7/1/26	105,000	101,347
Series D 7.00% 7/1/51	1,350,000	1,220,967

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	5,287,800
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	3,175,875
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,053,340
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,019,798
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,708,829
New York State Dormitory Authority
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,265,517
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,042,380
NQ-425 [5/21] 7/21 (1710597)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 11/1/49	1,830,000	$2,005,918
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,636,216
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	455,077
Series A 7.50% 6/1/49	2,920,000	3,126,211
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	4,808
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	9,495,000	5,602,050
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,115,960
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,069,219
Series A 144A 5.125% 6/1/48 #	1,375,000	1,519,733
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,647,397
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,688,900
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,552,560
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	2,069,580
18    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.75% 11/15/54	6,000,000	$6,287,280
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,722,995
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	856,858
5.50% 12/1/43	1,250,000	1,361,950
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	622,494
Series A 5.125% 8/15/45	1,800,000	1,856,412
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45 ‡	3,000,000	1,350,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	2,556,967
6.75% 11/15/52	3,300,000	3,731,640
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	506,740
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,350,337
Series A 144A 6.125% 10/1/52 #	2,570,000	2,802,071
University of North Carolina Board of Governors
5.00% 2/1/49	21,855,000	33,747,835
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,106,320
Series A 144A 7.00% 7/1/50 #	3,625,000	4,003,232
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	1,000,000	1,098,130
Series A 5.00% 7/1/24	1,185,000	1,247,817
Series A 6.125% 7/1/39	750,000	822,855
NQ-425 [5/21] 7/21 (1710597)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 6.25% 7/1/44	2,500,000	$2,741,925
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,042,260
Series B 5.00% 7/1/53	945,000	982,734
Series C 7.00% 7/1/43	1,000,000	969,380
Series C 7.50% 7/1/53	1,000,000	999,900
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,138,660
Series A 5.00% 11/1/54	2,500,000	2,649,525
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,174,280
		336,139,645
Housing Revenue Bonds — 0.51%
CSCDA Community Improvement Authority
(Union South Bay) Series A-2 144A 4.00% 7/1/56 #	7,000,000	7,547,120
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	819,825
		8,366,945
Lease Revenue Bonds — 3.49%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,046,263
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,035,260
5.375% 2/1/41	1,300,000	1,353,196
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	5,070,213
Series A 5.00% 6/15/57	3,975,000	4,704,770
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,806,350
20    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	$3,352,470
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,437,758
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,175,550
Series AA 5.00% 6/15/44	2,900,000	3,214,911
New York Liberty Development Revenue
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	8,000,000	8,981,360
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/31	1,000,000	1,374,530
Series A 5.00% 7/1/45	4,000,000	5,284,400
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT) #	3,925,000	4,036,313
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	2,625,000	2,724,960
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,015,730
		57,614,034
Local General Obligation Bonds — 2.08%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,563,746
Series 2005D 5.50% 1/1/40	3,000,000	3,362,430
Series 2007E 5.50% 1/1/42	1,900,000	2,124,941
Series 2007F 5.50% 1/1/42	1,250,000	1,397,987
Series A 5.50% 1/1/49	770,000	937,383
Series C 5.00% 1/1/26	500,000	586,035
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,261,725
Series G 5.00% 12/1/44	2,545,000	3,004,296
Series H 5.00% 12/1/46	4,225,000	4,976,923
Los Angeles Department of Water & Power Revenue
Series A-1 0.01% 7/1/50 •	4,600,000	4,600,000
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	3,717,120
NQ-425 [5/21] 7/21 (1710597)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Oregon State
(Higher Education) Series F 4.00% 8/1/42	3,115,000	$3,834,503
		34,367,089
Pre-Refunded/Escrowed to Maturity Bonds — 2.36%
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21 §	1,000,000	1,030,310
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21 §	1,000,000	1,011,320
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,624,188
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24 §	7,690,000	8,856,804
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25-21 (AMT) §	1,000,000	1,003,810
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21 §	1,455,000	1,455,000
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39-22 §	1,250,000	1,295,063
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41-21 §	1,700,000	1,709,112
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21 §	1,000,000	1,024,390
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,448,414
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41-21 §	1,380,000	1,387,480
22    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22 §	2,100,000	$2,206,029
Onondaga, New York Civic Development Revenue
(St. Joseph's Hospital Health Center Project) 4.50% 7/1/32-22 §	1,000,000	1,046,610
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,098,160
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41-21 §	4,475,000	4,635,384
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,655,166
7.125% 11/1/43-23 §	2,500,000	2,914,025
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21 §	1,500,000	1,507,080
		38,908,345
Resource Recovery Revenue Bonds — 0.72%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,454,650
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A 4.00% 7/1/48 (AMT) #, ‡	2,665,000	199,875
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	8,172,996
		11,827,521
Special Tax Revenue Bonds — 8.92%
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	1,915,000	1,999,892
NQ-425 [5/21] 7/21 (1710597)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$1,062,470
144A 5.40% 3/1/45 #	2,000,000	2,124,300
City of Pueblo, Colorado Urban Renewal Authority Tax Increment Revenue
(Evraz Project) Series A 144A 4.75% 12/1/45 #	5,390,000	6,100,510
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,402,956
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,505,000	1,507,784
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	4,001,963
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	25,121,387	22,169,624
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	2,201,900
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,850,125
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,410,000	1,535,603
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,115,000	3,075,814
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,960,000	1,935,343
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	935,000	1,014,774
24    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	$519,020
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,059,910
Series A 5.50% 8/1/35	1,300,000	1,372,449
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,260,000	2,437,139
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,188,300
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	5,848,555
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	33,470,000	37,625,635
Series A-1 5.00% 7/1/58	21,445,000	24,464,456
Series A-2 4.784% 7/1/58	3,301,000	3,709,004
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	860,000	860,662
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,074,643
Series A 144A 5.25% 9/1/45 #	3,540,000	3,618,022
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	670,000	670,998
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,761,663
		147,193,514
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Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 12.02%
California State
4.00% 3/1/36	9,975,000	$12,191,808
(Various Purpose)
5.00% 8/1/27	5,000,000	6,141,450
5.00% 10/1/28	5,000,000	6,471,500
5.00% 11/1/30	7,000,000	9,460,360
5.00% 11/1/34	4,390,000	5,869,562
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,338,450
Series D 4.00% 11/1/35	5,000,000	6,212,000
Commonwealth of Puerto Rico
Series A 5.25% 7/1/29 ‡	4,460,000	4,014,000
Series A 5.25% 7/1/31 ‡	6,980,000	6,282,000
Series A 5.375% 7/1/33 ‡	900,000	803,250
Series A 6.00% 7/1/38 ‡	4,520,000	4,107,550
Series A 8.00% 7/1/35 ‡	28,245,000	22,807,837
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	3,642,625
Series A 5.125% 7/1/37 ‡	15,070,000	12,489,263
Series A 5.25% 7/1/22 ‡	1,810,000	1,629,000
Series A 5.25% 7/1/30 ‡	1,955,000	1,759,500
Series A 5.50% 7/1/26 ‡	5,000,000	4,225,000
Series A 5.50% 7/1/39 ‡	5,165,000	4,364,425
Series A 5.75% 7/1/28 ‡	5,580,000	4,729,050
Series C 6.00% 7/1/39 ‡	9,486,000	8,430,683
Series D 5.75% 7/1/41 ‡	11,750,000	10,310,625
Illinois State
5.00% 1/1/28	1,190,000	1,386,814
5.00% 5/1/36	1,710,000	1,878,093
5.00% 11/1/36	2,245,000	2,608,129
5.00% 2/1/39	2,180,000	2,370,096
5.125% 12/1/29	1,310,000	1,602,877
5.50% 5/1/39	6,000,000	7,703,220
Series A 5.00% 10/1/30	2,000,000	2,459,140
Series A 5.00% 12/1/34	2,625,000	3,129,630
Series A 5.00% 4/1/38	2,805,000	2,982,612
Series B 4.00% 11/1/35	2,000,000	2,298,900
Series D 5.00% 11/1/28	4,700,000	5,724,318
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,442,900
26    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New Jersey State
Series A 4.00% 6/1/31	2,080,000	$2,609,006
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	5,000,000	6,398,450
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,385,950
		198,260,073
Transportation Revenue Bonds — 2.54%
Dallas, Texas Fort Worth International Airport
(Dallas Fort Worth International Airport) Series B 5.00% 11/1/33	5,000,000	6,634,200
Denver, Colorado Airport System Revenue
Series A 5.00% 11/15/21 (AMT)	55,000	56,206
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	1,800,000	1,987,398
Series A 6.00% 7/1/53	1,290,000	1,429,823
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,112,640
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	12,106,890
5.00% 10/1/40 (AMT)	3,400,000	4,298,756

(Terminal 4 John F. Kennedy International Airport Project) Series C 5.00% 12/1/29	305,000	398,214
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	35,023
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,088,680
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,322,576
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,317,840
NQ-425 [5/21] 7/21 (1710597)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	1,500,000	$1,840,620
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,162,861
7.00% 12/31/38 (AMT)	1,335,000	1,524,116
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,570,000
		41,885,843
Water & Sewer Revenue Bonds — 2.20%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	219,409
5.00% 11/1/28	30,000	36,645
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	3,865,000	4,022,383
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,812,350
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	16,478,700
Series D 7.00% 10/1/51	5,000,000	5,942,750
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,766,831
		36,279,068
Total Municipal Bonds (cost $1,459,195,752)		1,608,282,586

Loan Agreements — 0.51%
Carbonlite P TBD
9/6/21 X	1,504,931	1,504,931
9/6/21 X	6,878,000	6,878,000
Total Loan Agreements (cost $5,586,583)		8,382,931
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(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments — 2.98%
Variable Rate Demand Notes — 2.98%¤
Los Angeles Department of Water & Power System Revenue
Series B-3 0.01% 7/1/34 (SPA - Barclays Bank)	2,000,000	$2,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.01% 12/1/30	500,000	500,000
Series A 0.01% 11/1/35	3,600,000	3,600,000
Series B 0.01% 12/1/30	2,410,000	2,410,000
Series B 0.01% 11/1/35	6,550,000	6,550,000
Series C 0.01% 12/1/30	1,270,000	1,270,000
Series C 0.01% 11/1/35	1,745,000	1,745,000
Series D 0.01% 11/1/35	5,100,000	5,100,000
Series E 0.01% 12/1/30	1,800,000	1,800,000
Series F 0.01% 12/1/30	1,500,000	1,500,000
Series G 0.01% 11/1/35	4,040,000	4,040,000
Series G 0.01% 11/1/35	2,800,000	2,800,000
Series H 0.01% 11/1/35	6,980,000	6,980,000
Series I 0.01% 11/1/35	1,100,000	1,100,000
Series L 0.01% 11/1/35	1,500,000	1,500,000
New York City, New York
Subseries I-2 0.01% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
Total Short-Term Investments (cost $49,195,000)		49,195,000
Total Value of Securities—101.00% (cost $1,513,977,335)		1,665,860,517

Liabilities Net of Receivables and Other Assets—(1.00)%		(16,414,167)
Net Assets Applicable to 137,688,146 Shares Outstanding—100.00%		$1,649,446,350
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $395,131,870, which represents 23.96% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
NQ-425 [5/21] 7/21 (1710597)    29

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
X	This loan will settle after May 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at May 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Carbonlite P TBD 9/6/21	$1,933,283	$1,875,284	$1,933,283	$57,998
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
30    NQ-425 [5/21] 7/21 (1710597)

(Unaudited)
Summary of abbreviations: (continued)
N.A. – National Association
SPA – Stand-by Purchase Agreement
TBD – To be determined
USD – US Dollar
NQ-425 [5/21] 7/21 (1710597)    31